Shareholder Report, Average Annual Return (Details)	12 Months Ended	22 Months Ended
	Jul. 31, 2025	Jul. 31, 2025
REX FANG & Innovation Equity Premium Income ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	13.49%	21.34%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.33%	24.73%